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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                           Elfun International Equity

   Schedule of Investments (dollars in thousands) - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                         Number of
                                                                           Shares                            Value

Common Stock - 98.8%
--------------------------------------------------------------------------------------------------------------------------

Australia - 2.9%
Brambles Ltd.                                                            887,010                            $ 4,274
Paladin Energy Ltd.                                                      488,797                              1,948 (a)
Telstra Corporation Ltd.                                                 452,029                              1,239
                                                                                                              7,461

Brazil - 2.1%
Petroleo Brasileiro S.A. ADR                                              73,567                              2,454
Vale S.A.                                                                182,887                              2,807
                                                                                                              5,261

Canada - 1.9%
Kinross Gold Corp.                                                        55,650                              1,016
Potash Corp of Saskatchewan Inc.                                          40,312                              3,766
                                                                                                              4,782

Chile - 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                    17,689                                640

China - 0.4%
China Mobile Ltd.                                                        109,191                              1,093

Denmark - 0.4%
G4S PLC                                                                  313,278                              1,074

Finland - 1.3%
Nokia OYJ                                                                230,831                              3,380

France - 15.5%
Alstom S.A.                                                               13,747                                811
AXA S.A.                                                                  74,914                              1,407
BNP Paribas                                                              107,792                              6,993
Cie Generale d'Optique Essilor International S.A.                         69,250                              3,301
Credit Agricole S.A.                                                     261,001                              3,249
Danone                                                                        16                                  - (a)
GDF Suez                                                                  42,180                              1,570
Groupe Danone                                                            118,938                              5,869
Total S.A.                                                               106,930                              5,771
Unibail-Rodamco (REIT)                                                     4,639                                691
Veolia Environnement                                                     137,399                              4,045
Vinci S.A.                                                                51,812                              2,324
Vivendi                                                                  150,263                              3,590
                                                                                                             39,621

Germany - 7.6%
Adidas AG                                                                 33,799                              1,285
Bayer AG                                                                  76,134                              4,082
Deutsche Boerse AG                                                        20,425                              1,584
E.ON AG                                                                   78,200                              2,766
Linde AG                                                                  34,971                              2,866
Metro AG                                                                  48,491                              2,314
RWE AG                                                                    10,467                                824
Siemens AG (Regd.)                                                        54,819                              3,780
                                                                                                             19,501

Greece - 0.2%
Hellenic Telecommunications Organization S.A.                             30,907                                473

Hong Kong - 0.9%
Esprit Holdings Ltd.                                                     205,371                              1,151
Sun Hung Kai Properties Ltd.                                              84,550                              1,059
                                                                                                              2,210

India - 1.3%
ICICI Bank Ltd.                                                           39,874                                604
Larsen & Toubro Ltd.                                                      86,333                              2,830
                                                                                                              3,434

Ireland - 0.7%
CRH PLC                                                                   81,862                              1,866

Italy - 2.6%
ENI S.p.A.                                                               140,926                              3,331
Intesa Sanpaolo S.p.A.                                                   745,510                              2,400
Saipem S.p.A.                                                             40,399                                983
                                                                                                              6,714

Japan - 17.6%
East Japan Railway Co.                                                    43,297                              2,607
Mitsubishi Estate Company Ltd.                                           268,946                              4,491
Mitsubishi Heavy Industries Ltd.                                         526,000                              2,181
Mitsubishi UFJ Financial Group Inc.                                    1,058,602                              6,561
Nintendo Company Ltd.                                                      6,999                              1,932
Nomura Holdings Inc.                                                     745,075                              6,286
Shiseido Company Ltd.                                                    266,881                              4,376
Sony Financial Holdings Inc.                                               1,456                              4,025 (a)
Sumitomo Metal Industries Ltd.                                           980,030                              2,610
Sumitomo Mitsui Financial Group Inc.                                      52,544                              2,140
The Bank of Yokohama Ltd.                                                374,026                              2,004
Toray Industries Inc.                                                    262,152                              1,338
Toyota Motor Corp.                                                       112,482                              4,279
                                                                                                             44,830

Mexico - 0.6%
America Movil SAB de C.V. ADR (Series L)                                  36,892                              1,428

Netherlands - 2.3%
Heineken N.V.                                                             31,949                              1,185
Koninklijke Ahold N.V.                                                   114,634                              1,316
Koninklijke Philips Electronics N.V.                                     179,439                              3,303
                                                                                                              5,804

Singapore - 1.0%
CapitaLand Ltd.                                                          596,500                              1,529
Singapore Telecommunications Ltd.                                        449,342                                931
                                                                                                              2,460

South Africa - 1.0%
MTN Group Ltd.                                                           169,598                              2,598

South Korea - 1.4%
KB Financial Group Inc.                                                   33,863                              1,138
Samsung Electronics Company Ltd.                                           5,250                              2,440
                                                                                                              3,578

Spain - 5.4%
Banco Santander S.A. (Regd.)                                             709,836                              8,523
Iberdrola S.A.                                                           293,134                              2,362
Telefonica S.A.                                                          127,202                              2,876
                                                                                                             13,761

Sweden - 0.6%
Hennes & Mauritz AB (Series B)                                            28,650                              1,424

Switzerland - 11.4%
ABB Ltd. (Regd.)                                                         157,814                              2,478 (a)
Credit Suisse Group AG (Regd.)                                            91,672                              4,181
Nestle S.A. (Regd.)                                                      190,194                              7,156
Novartis AG (Regd.)                                                       96,580                              3,911
Roche Holding AG                                                          64,469                              8,756
Syngenta AG                                                               11,232                              2,605
                                                                                                             29,087

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Company Ltd.                        1,851,145                              3,086

United Kingdom - 18.2%
BG Group PLC                                                             210,366                              3,527
BHP Billiton PLC                                                         193,205                              4,340 (h)
BP PLC                                                                   213,738                              1,682
Diageo PLC                                                                59,477                                854
G4S PLC                                                                  492,020                              1,689
HSBC Holdings PLC                                                        392,173                              3,245
Lloyds Banking Group PLC                                               3,259,031                              3,753
National Grid PLC                                                        503,268                              4,538
Prudential PLC                                                           426,439                              2,904
Reckitt Benckiser Group PLC                                              128,918                              5,872
Rio Tinto PLC                                                             22,831                                262 (a)
Rio Tinto PLC (Regd.)                                                     45,737                              1,586
Tesco PLC                                                                811,280                              4,724
The Capita Group PLC                                                     123,950                              1,458
Vodafone Group PLC                                                     3,043,247                              5,874
                                                                                                             46,308

Total Common Stock                                                                                          251,874
(Cost $291,476)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                              85 (j)
(Cost $154)

Total Investments in Securities                                                                             251,959
(Cost $291,630)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 0.4%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.28%                                                                                                         1,031 (d,p)
(Cost $1,031)

Total Investments                                                                                           252,990
(Cost $292,661)

Other Assets and Liabilities, net - 0.8%                                                                      1,909


                                                                                                   -----------------
NET ASSETS  - 100.0%                                                                                      $ 254,899
                                                                                                   =================



------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following short futures contracts open at June 30, 2009 (unaudited);

                                                                     Number of        Current Notional     Unrealized Appreciation/
    Description                                 Expiration date      Contracts            Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                    9/18/2009            16               $ (538)                 $ (2)
FTSE 100 Index Futures                            9/28/2009             3                 (208)                    1
Topix Index Futures                               9/11/2009             2                 (192)                   (1)


                                                                                                     -----------------
                                                                                                                 $ (2)
                                                                                                     =================



Sector                                                                                         Percentage (based on Market Value)
------------------------------------------------------------------------------------------------------------------------------------


Commercial Banks                                                                                             16.04%
Oil, Gas & Consumable Fuels                                                                                   7.40%
Pharmaceuticals                                                                                               6.62%
Food Products                                                                                                 5.15%
Metals & Mining                                                                                               4.99%
Chemicals                                                                                                     4.43%
Wireless Telecommunication Services                                                                           4.35%
Multi-Utilities                                                                                               4.34%
Capital Markets                                                                                               4.14%
Food & Staples Retailing                                                                                      3.30%
Insurance                                                                                                     3.29%
Industrial Conglomerates                                                                                      2.80%
Real Estate Management & Development                                                                          2.80%
Commercial Services & Supplies                                                                                2.78%
Household Products                                                                                            2.32%
Diversified Telecommunication Services                                                                        2.18%
Semiconductors & Semiconductor Equipment                                                                      2.18%
Construction & Engineering                                                                                    2.04%
Electric Utilities                                                                                            2.03%
Personal Products                                                                                             1.73%
Automobiles                                                                                                   1.69%
Media                                                                                                         1.42%
Communications Equipment                                                                                      1.34%
Electrical Equipment                                                                                          1.30%
Healthcare Equipment & Supplies                                                                               1.30%
Road & Rail                                                                                                   1.03%
Specialty Retail                                                                                              1.02%
Machinery                                                                                                     0.86%
Beverages                                                                                                     0.81%
Software                                                                                                      0.76%
Construction Materials                                                                                        0.74%
Diversified Financial Services                                                                                0.63%
Professional Services                                                                                         0.58%
Textiles Apparel & Luxury Goods                                                                               0.51%
Short-Term                                                                                                    0.41%
Energy Equipment & Services                                                                                   0.39%
Real Estate Investment Trusts (REIT's)                                                                        0.27%
Other Investments                                                                                             0.03%


                                                                                                   -----------------
                                                                                                            100.00%
                                                                                                   =================


            Notes to Schedules of Investments (dollars in thousands)
                           June 30, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $23,633; $3,522; $11,240 and $14,101 or 8.75%, 1.77%, 0.66%
         and 4.38%of net assets for the Elfun Money Market Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(l) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2009 (as a percentage of net assets) as follows:

         FSA               10.25%

         AMBAC             10.17%

        (n) Treasury Inflation Protected Securities.

        (o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

        (p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

        (q) Illiquid Securities. At June 30, 2009, these securities amounted to $18,710 and $361 or 5.82% and 0.18% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

   The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date







     + Percentages are based on net assets as of June 30, 2009.

     * Less than 0.1%

     ** Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
Regd.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

Elfun International Equity Fund
                                                                  Level 1           Level 2       Level 3         Total
                                                          -----------------------------------------------------------------
Investments in Securities                                     $ 252,904,269         $ 84,956        $ -      $ 252,989,225
Other Financial Instruments                                        $ (1,613)             $ -        $ -           $ (1,613)



Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

                                           Asset Derivatives June 30, 2009
                                  ----------------------------------------------------------------
Derivatives not accounted                                          Notional Value/
for as hedging instruments                   Balance              No. of Contracts
under FASB Statement 133                  Sheet Location           Long/(Short)        Fair Value
                                  ----------------------------------------------------------------



                                  Liability Derivatives June 30, 2009
                                  ---------------------------------------------------------------
Derivatives not accounted                                           Notional Value/
for as hedging instruments                   Balance               No. of Contracts
under FASB Statement 133                  Sheet Location            Long/(Short)       Fair Value
                                  ---------------------------------------------------------------

Elfun International Fund
-------------------------------------------------------------------------------------------------
Equity Contracts                  Payables, Net Assets -              (20,190)           (1,613)*
                                  Unrealized Appreciation/
                                  (Depreciation)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 26, 2009